Term deposits (Tables)	12 Months Ended
Mar. 31, 2021
Term Deposits
Schedule of term deposits
	March 31,
	2020	2021
Fixed deposits with banks	755,324	552,129
Total	755,324	552,129
Non-current	800	21,346
Current	754,524	530,783
Total	755,324	552,129